Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 10,117	$ 13,003	$ 3,685
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment and properties held for lease	4,741	2,779	2,197
Impairment loss on property, plant and equipment	2,437	25	137
Unrealized (gain) loss on derivatives	(68)	476	503
Loss (gain) on sales of securities	250	(258)
Gain on disposal of property held for lease		(1,635)
Loss (gain) on disposal and write-off of property, plant and equipment	29	(60)	(142)
Change in cash value of life insurance contracts	122
Exchange gain	(1,432)	(643)
Allowance for (reversal of) doubtful debts	178	(7)	(231)
Write down of excess and obsolete inventory	303	262
Change in fair value of warrants and options liabilities	(1,923)
Stock-based compensation expenses	156	442	1,043
Changes in operating assets and liabilities:
Trade receivables	(16,604)	(4,203)	(878)
Inventories	(63,153)	(26,527)	(4,764)
Prepayments and other current assets	(5,195)	(1,774)	165
Deferred tax assets	(2,057)
Trade payables and other accruals	18,735	923	1,172
Income taxes payable	1,184	1,066	(323)
Deferred taxes payable	38
Net cash (used in) provided by operating activities	(52,142)	(16,131)	2,061
Cash flows from investing activities:
Decrease (increase) in restricted cash	4,143	(4,584)	68
Purchases of available-for-sale securities	(5,000)	(2,369)
Proceeds from sales of available-for-sale securities	4,920	2,369
Purchases of held for sale securities	(32,447)
Proceeds from sales of held for sale securities	32,457
Purchases of property, plant and equipment	(11,746)	(6,614)	(1,710)
Purchases of investments in life insurance contracts	(567)
Proceeds from disposals of property held for lease		1,921
Proceeds from disposals of property, plant and equipment	47	189	14
Net cash used in investing activities	(8,193)	(9,088)	(1,628)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	(2)	(29)	184
Proceeds from issuance of ordinary shares upon exercise of stock options	870	668	355
Net proceeds from issuance of redeemable convertible preferred shares of a subsidiary	39,611
Net proceeds from issuance of shares in private placement		12,210
Proceeds from notes payable	32,733	21,931	30,956
Repayment of notes payable	(24,657)	(17,385)	(34,366)
Proceeds from a gold loan		2,661
Repayment of a gold loan	(3,338)
Repayment of capitalized lease obligation	(48)	(98)	(109)
Increase in letters of credit and factoring	17,420	5,397	97
Proceeds from shareholder's loan	2,438
Repayment of shareholder's loan	(855)
Net cash provided by (used in) financing activities	64,172	25,355	(2,883)
Effect of foreign exchange rate changes on cash and cash equivalents	1,764	1,630	384
Net increase (decrease) in cash and cash equivalents	5,601	1,766	(2,066)
Cash and cash equivalents at beginning of year	13,048	11,282	13,348
Cash and cash equivalents at end of year	18,649	13,048	11,282
Supplemental disclosure information:
Interest paid	1,598	978	842
Income taxes paid	4,854	1,811	555
Non-cash transactions:
Purchase of property, plant and equipment under capitalized leases			104
Deemed dividends to preferred shareholders of a subsidiary	$ 6,428